Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000126354
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg 1-10 Year TIPS ETF
Trading Symbol	TIPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg 1-10 Year TIPS ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg 1-10 Year TIPS ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,827,535,965
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,827,535,965 Number of Portfolio Holdings33 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	99.6%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	4.2%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	4.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.7%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.5%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 04/15/30	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/30	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.25%, due 07/15/29	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-10 Year TIPS ETF to the State Street® SPDR® Bloomberg 1-10 Year TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-10 Year TIPS ETF to the State Street® SPDR® Bloomberg 1-10 Year TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047963
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg 1-3 Month T-Bill ETF
Trading Symbol	BIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg 1-3 Month T-Bill ETF	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[2]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 42,636,594,495
Holdings Count | Holding	21
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$42,636,594,495 Number of Portfolio Holdings21
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	99.9%
Short-Term Investments	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.81%, due 02/05/26	8.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	8.1%
U.S. Treasury Bills, 3.95%, due 02/19/26	8.0%
U.S. Treasury Bills, 3.79%, due 02/03/26	6.5%
U.S. Treasury Bills, 3.74%, due 02/26/26	6.2%
U.S. Treasury Bills, 3.88%, due 03/05/26	6.2%
U.S. Treasury Bills, 3.58%, due 02/12/26	6.1%
U.S. Treasury Bills, 3.73%, due 03/12/26	6.0%
U.S. Treasury Bills, 3.74%, due 02/24/26	6.0%
U.S. Treasury Bills, 3.72%, due 04/02/26	5.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-3 Month T-Bill ETF to the State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-3 Month T-Bill ETF to the State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000222017
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg 3-12 Month T-Bill ETF
Trading Symbol	BILS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg 3-12 Month T-Bill ETF	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[3]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,854,485,322
Holdings Count | Holding	25
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,854,485,322 Number of Portfolio Holdings25
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	99.9%
Short-Term Investments	4.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.68%, due 04/16/26	7.1%
U.S. Treasury Bills, 3.68%, due 05/14/26	7.1%
U.S. Treasury Bills, 3.59%, due 06/11/26	6.9%
U.S. Treasury Bills, 3.72%, due 05/07/26	4.5%
U.S. Treasury Bills, 3.71%, due 05/21/26	4.4%
U.S. Treasury Bills, 3.66%, due 05/28/26	4.4%
U.S. Treasury Bills, 3.65%, due 06/04/26	4.4%
U.S. Treasury Bills, 3.47%, due 06/18/26	4.3%
U.S. Treasury Bills, 3.50%, due 06/25/26	4.3%
U.S. Treasury Bills, 3.50%, due 07/02/26	4.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 3-12 Month T-Bill ETF to the State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 3-12 Month T-Bill ETF to the State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000066456
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Convertible Securities ETF
Trading Symbol	CWB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Convertible Securities ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg Convertible Securities ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[4]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 4,549,586,982
Holdings Count | Holding	333
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$4,549,586,982 Number of Portfolio Holdings333 Portfolio Turnover Rate18%
Holdings [Text Block]

Top Security Types

Assets	%
Convertible Bonds	77.4%
Corporate Bonds & Notes	9.2%
Convertible Preferred Stocks	7.4%
Short-Term Investments	5.2%
Preferred Stocks	5.1%
Convertible Foreign Bonds	0.3%
Warrants	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Boeing Co., 6.00%, due 10/15/27	2.3%
Alibaba Group Holding Ltd., 0.50%, due 06/01/31	2.3%
Western Digital Corp., 3.00%, due 11/15/28	2.2%
Wells Fargo & Co., 7.50%, due 12/31/49	1.4%
Bank of America Corp., 7.25%, due 12/31/49	1.1%
Seagate HDD Cayman, 3.50%, due 06/01/28	1.0%
Lumentum Holdings, Inc., 1.50%, due 12/15/29	0.9%
DoorDash, Inc., due 05/15/30	0.9%
Albemarle Corp., 7.25%, due 03/01/27	0.8%
KKR & Co., Inc., 6.25%, due 03/01/28	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Convertible Securities ETF to the State Street® SPDR® Bloomberg Convertible Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Convertible Securities ETF to the State Street® SPDR® Bloomberg Convertible Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000219610
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Emerging Markets USD Bond ETF
Trading Symbol	EMHC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg Emerging Markets USD Bond ETF	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[5]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 231,362,216
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$231,362,216 Number of Portfolio Holdings511 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Ten Countries

Countries	%
Argentina	5.1%
Indonesia	5.0%
Mexico	5.0%
Turkey	4.9%
United Arab Emirates	4.9%
Saudi Arabia	4.8%
Qatar	4.8%
Brazil	4.7%
Chile	4.5%
Philippines	3.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.3%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.2%
Argentina Republic Government International Bonds, 1.00%, due 07/09/29	1.0%
Ecuador Government International Bonds, 6.90%, due 07/31/35	0.9%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	0.8%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	0.7%
Brazil Government International Bonds, 6.63%, due 03/15/35	0.6%
Qatar Government International Bonds, 4.82%, due 03/14/49	0.6%
Indonesia Government International Bonds, 5.95%, due 01/08/46	0.6%
Kuwait International Government Bonds, 4.65%, due 10/09/35	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Emerging Markets USD Bond ETF to the State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Emerging Markets USD Bond ETF to the State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000055013
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg High Yield Bond ETF
Trading Symbol	JNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg High Yield Bond ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[6]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 7,623,014,367
Holdings Count | Holding	1,184
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$7,623,014,367 Number of Portfolio Holdings1,184 Portfolio Turnover Rate34%
Holdings [Text Block]

Top Ten Industries

Industries	%
Diversified Financial Services	6.5%
Oil & Gas	6.0%
Media	5.9%
Telecommunications	5.8%
Commercial Services	5.7%
Pipelines	5.2%
Health Care Services	4.2%
Retail	4.0%
Insurance	3.3%
Entertainment	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
1261229 BC Ltd., 10.00%, due 04/15/32	0.7%
EchoStar Corp., 10.75%, due 11/30/29	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.5%
Medline Borrower LP, 3.88%, due 04/01/29	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.4%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, due 12/31/32	0.3%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
Panther Escrow Issuer LLC, 7.13%, due 06/01/31	0.3%
Carnival Corp., 5.75%, due 08/01/32	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg High Yield Bond ETF to the State Street® SPDR® Bloomberg High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg High Yield Bond ETF to the State Street® SPDR® Bloomberg High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000107256
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Investment Grade Floating Rate ETF
Trading Symbol	FLRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg Investment Grade Floating Rate ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[7]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,702,733,052
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,702,733,052 Number of Portfolio Holdings474 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	43.6%
Multi-National	22.3%
Auto Manufacturers	8.8%
Insurance	5.4%
Sovereign	3.8%
Diversified Financial Services	2.7%
Pharmaceuticals	1.7%
Oil&Gas	1.6%
Machinery, Construction & Mining	1.4%
Machinery-Diversified	1.3%

Largest Holdings [Text Block]

Top Security Types

Assets	%
Corporate Bonds & Notes	73.3%
Foreign Government Obligations	25.0%
Short-Term Investments	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Investment Grade Floating Rate ETF to the State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Investment Grade Floating Rate ETF to the State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000111386
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Short Term High Yield Bond ETF
Trading Symbol	SJNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Short Term High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Bloomberg Short Term High Yield Bond ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[8]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 5,240,809,195
Holdings Count | Holding	1,174
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$5,240,809,195 Number of Portfolio Holdings1,174 Portfolio Turnover Rate28%
Holdings [Text Block]

Top Ten Industries

Industries	%
Media	9.4%
Diversified Financial Services	5.5%
Telecommunications	5.2%
Commercial Services	5.1%
Retail	4.7%
Oil & Gas	4.6%
Pipelines	4.0%
Healthcare-Services	3.9%
Real Estate Investment Trusts	3.9%
Software	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.7%
Medline Borrower LP, 3.88%, due 04/01/29	0.6%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.5%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.4%
Directv Financing LLC, 8.88%, due 02/01/30	0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28	0.4%
WULF Compute LLC, 7.75%, due 10/15/30	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.4%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Short Term High Yield Bond ETF to the State Street® SPDR® Bloomberg Short Term High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Short Term High Yield Bond ETF to the State Street® SPDR® Bloomberg Short Term High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019029
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dow Jones<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> REIT ETF
Trading Symbol	RWR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Dow Jones® REIT ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Dow Jones® REIT ETF	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[9]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,711,586,950
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,711,586,950 Number of Portfolio Holdings105 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Industries

Industries	%
Health Care REITs	20.3%
Specialized REITs	18.2%
Retail REITs	18.0%
Residential REITs	17.6%
Industrial REITs	14.8%
Office REITs	4.2%
Hotel & Resort REITs	3.2%
Diversified REITs	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Prologis, Inc.	9.8%
Welltower, Inc.	9.7%
Equinix, Inc.	4.7%
Simon Property Group, Inc.	4.6%
Realty Income Corp.	4.5%
Digital Realty Trust, Inc.	4.3%
Public Storage	4.3%
Ventas, Inc.	3.8%
Extra Space Storage, Inc.	2.9%
AvalonBay Communities, Inc. REIT	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Dow Jones® REIT ETF to the State Street® SPDR® Dow Jones® REIT ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Dow Jones® REIT ETF to the State Street® SPDR® Dow Jones® REIT ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000162275
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> FactSet Innovative Technology ETF
Trading Symbol	XITK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® FactSet Innovative Technology ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® FactSet Innovative Technology ETF	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[10]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 76,677,471
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$76,677,471 Number of Portfolio Holdings103 Portfolio Turnover Rate61%
Holdings [Text Block]

Top Ten Industries

Industries	%
Software	46.1%
Semiconductors & Semiconductor Equipment	14.4%
Interactive Media & Services	9.1%
Professional Services	5.8%
Health Care Technology	4.1%
IT Services	3.9%
Communications Equipment	3.2%
Consumer Finance	2.8%
Entertainment	2.0%
Electronic Equipment, Instruments & Components	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Impinj, Inc.	1.2%
Clearwater Analytics Holdings, Inc., Class A	1.1%
Snap, Inc., Class A	1.1%
AXT, Inc.	1.1%
Zeta Global Holdings Corp., Class A	1.1%
Klaviyo, Inc., Class A	1.1%
Applied Optoelectronics, Inc.	1.1%
Nutanix, Inc., Class A	1.1%
Weave Communications, Inc.	1.1%
HubSpot, Inc.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® FactSet Innovative Technology ETF to the State Street® SPDR® FactSet Innovative Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® FactSet Innovative Technology ETF to the State Street® SPDR® FactSet Innovative Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019028
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Dow ETF
Trading Symbol	DGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Global Dow ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Global Dow ETF	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[11]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 491,216,062
Holdings Count | Holding	162
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$491,216,062 Number of Portfolio Holdings162 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Ten Countries

Countries	%
United States	59.1%
Japan	7.6%
France	4.7%
Germany	3.9%
United Kingdom	3.4%
China	2.5%
Australia	2.1%
Spain	2.0%
India	1.9%
Canada	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Intel Corp.	0.9%
Eli Lilly & Co.	0.9%
ASML Holding NV	0.8%
Caterpillar, Inc.	0.8%
Advanced Micro Devices, Inc.	0.8%
ArcelorMittal SA	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%
Rio Tinto PLC	0.8%
Tesla, Inc.	0.8%
FedEx Corp.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Global Dow ETF to the State Street® SPDR® Global Dow ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Global Dow ETF to the State Street® SPDR® Global Dow ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000078463
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ICE Preferred Securities ETF
Trading Symbol	PSK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® ICE Preferred Securities ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® ICE Preferred Securities ETF	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[12]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 772,033,281
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$772,033,281 Number of Portfolio Holdings161 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	39.6%
Insurance	21.7%
Electric	17.3%
Diversified Financial Services	9.9%
Real Estate Investment Trusts	4.3%
Telecommunications	3.2%
Auto Manufacturers	2.5%
Pipelines	0.5%
Sovereign	0.4%
Gas	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Citigroup Capital XIII, 10.47%, due 10/30/40	3.8%
Wells Fargo & Co., 4.75%, due 03/15/26	1.7%
AT&T, Inc., 5.35%, due 11/01/66	1.6%
Capital One Financial Corp., 5.00%, due 03/01/26	1.6%
Duke Energy Corp., 5.75%, due 01/30/26	1.4%
Allstate Corp., 5.10%, due 04/15/26	1.3%
Capital One Financial Corp., 4.80%, due 03/01/26	1.3%
Xcel Energy, Inc., 6.25%, due 10/15/85	1.3%
NextEra Energy Capital Holdings, Inc., 6.50%, due 06/01/85	1.2%
Athene Holding Ltd., 6.35%, due 06/30/29	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® ICE Preferred Securities ETF to the State Street® SPDR® ICE Preferred Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® ICE Preferred Securities ETF to the State Street® SPDR® ICE Preferred Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000234530
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MarketAxess Investment Grade 400 Corporate Bond ETF
Trading Symbol	LQIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[13]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 19,175,098
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$19,175,098 Number of Portfolio Holdings380 Portfolio Turnover Rate34%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	27.2%
Pharmaceuticals	8.5%
Telecommunications	6.6%
Internet	6.0%
Oil & Gas	4.6%
Aerospace & Defense	4.4%
Pipelines	4.3%
Software	4.1%
Food	3.6%
Beverages	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
AbbVie, Inc., 5.05%, due 03/15/34	1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.9%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.8%
Wells Fargo & Co., 5.57%, due 07/25/29	0.8%
Oracle Corp., 2.88%, due 03/25/31	0.8%
CVS Health Corp., 5.05%, due 03/25/48	0.7%
Bank of America Corp., 5.29%, due 04/25/34	0.7%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.6%
Meta Platforms, Inc., 4.88%, due 11/15/35	0.6%
Wells Fargo & Co., 5.39%, due 04/24/34	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF to the State Street® SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On November 12, 2025, at the recommendation of SSGA Funds Management, Inc., the Fund’s investment adviser, the Trust’s Board of Trustees voted to close and liquidate the Fund. The Fund will create and redeem creation units through May 12, 2026, which will also be the last day of trading of the Fund’s shares on its applicable principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about May 18, 2026, the liquidation date of the fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF to the State Street® SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000235432
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI USA Climate Paris Aligned ETF
Trading Symbol	NZUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI USA Climate Paris Aligned ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI USA Climate Paris Aligned ETF	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[14]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,875,359
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,875,359 Number of Portfolio Holdings150 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	18.7%
Software	13.8%
Interactive Media & Services	8.2%
Technology Hardware, Storage & Peripherals	7.3%
Pharmaceuticals	5.4%
Financial Services	4.9%
Automobiles	4.8%
Specialized REITs	4.6%
Capital Markets	3.7%
Broadline Retail	3.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.6%
Microsoft Corp.	7.7%
Apple, Inc.	7.3%
Tesla, Inc.	4.3%
Alphabet, Inc., Class C	3.7%
Eli Lilly & Co.	3.5%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA Climate Paris Aligned ETF to the State Street® SPDR® MSCI USA Climate Paris Aligned ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On November 12, 2025, at the recommendation of SSGA Funds Management, Inc., the Fund’s investment adviser, the Trust’s Board of Trustees voted to close and liquidate the Fund. The Fund will create and redeem creation units through May 12, 2026, which will also be the last day of trading of the Fund’s shares on its applicable principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about May 18, 2026, the liquidation date of the fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA Climate Paris Aligned ETF to the State Street® SPDR® MSCI USA Climate Paris Aligned ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000166946
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI USA Gender Diversity ETF
Trading Symbol	SHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI USA Gender Diversity ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI USA Gender Diversity ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[15]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 283,610,211
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$283,610,211 Number of Portfolio Holdings222 Portfolio Turnover Rate40%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	15.0%
Software	14.4%
Banks	6.7%
Interactive Media & Services	5.0%
Hotels, Restaurants & Leisure	4.5%
Specialty Retail	3.3%
Diversified Telecommunication Services	3.2%
Biotechnology	2.8%
Oil, Gas & Consumable Fuels	2.7%
Machinery	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Meta Platforms, Inc., Class A	4.9%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.7%
Micron Technology, Inc.	3.4%
JPMorgan Chase & Co.	3.1%
Oracle Corp.	3.1%
Intuit, Inc.	2.2%
Verizon Communications, Inc.	2.0%
Accenture PLC, Class A	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA Gender Diversity ETF to the State Street® SPDR® MSCI USA Gender Diversity ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA Gender Diversity ETF to the State Street® SPDR® MSCI USA Gender Diversity ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000152674
Shareholder Report [Line Items]
Fund Name	SPDR MSCI USA StrategicFactors℠ ETF
Trading Symbol	QUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR MSCI USA StrategicFactors℠ ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA StrategicFactors℠ ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[16]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,530,548,271
Holdings Count | Holding	548
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,530,548,271 Number of Portfolio Holdings548 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Ten Industries

Industries	%
Software	9.2%
Semiconductors & Semiconductor Equipment	6.5%
Pharmaceuticals	6.1%
Interactive Media & Services	5.4%
Financial Services	5.4%
Insurance	4.1%
Health Care Providers & Services	3.9%
Oil, Gas & Consumable Fuels	3.5%
Banks	3.4%
Technology Hardware, Storage & Peripherals	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Microsoft Corp.	3.1%
Apple, Inc.	3.0%
NVIDIA Corp.	2.4%
Meta Platforms, Inc., Class A	2.4%
Eli Lilly & Co.	2.1%
Visa, Inc., Class A	2.1%
Johnson & Johnson	1.8%
Mastercard, Inc., Class A	1.7%
Alphabet, Inc., Class A	1.6%
Walmart, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA StrategicFactors℠ ETF to the State Street® SPDR® MSCI USA StrategicFactors℠ ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA StrategicFactors℠ ETF to the State Street® SPDR® MSCI USA StrategicFactors℠ ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000088522
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Nuveen ICE High Yield Municipal Bond ETF
Trading Symbol	HYMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Nuveen ICE High Yield Municipal Bond ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[17]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,895,665,157
Holdings Count | Holding	1,836
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,895,665,157 Number of Portfolio Holdings1,836 Portfolio Turnover Rate6%
Holdings [Text Block]

Top Ten States

States	%
California	13.7%
Puerto Rico	9.3%
Illinois	7.2%
Florida	6.3%
New York	6.3%
Texas	5.1%
Colorado	4.4%
Wisconsin	4.4%
Ohio	3.9%
Pennsylvania	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 07/01/58	1.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.78%, due 07/01/58	1.4%
Buckeye Tobacco Settlement Financing Authority, Class 2, 5.00%, due 06/01/55	1.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.75%, due 07/01/53	0.7%
Commonwealth of Puerto Rico, 4.00%, due 07/01/41	0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, due 07/01/40	0.6%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/01/39	0.6%
Commonwealth of Puerto Rico, 4.00%, due 07/01/46	0.5%
New York Liberty Development Corp., Class 1-3, 5.00%, due 11/15/44	0.5%
Main Street Natural Gas, Inc., 4.00%, due 08/01/52	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE High Yield Municipal Bond ETF to the State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE High Yield Municipal Bond ETF to the State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047970
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Nuveen ICE Municipal Bond ETF
Trading Symbol	TFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Nuveen ICE Municipal Bond ETF	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[18]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,016,183,832
Holdings Count | Holding	1,722
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,016,183,832 Number of Portfolio Holdings1,722 Portfolio Turnover Rate24%
Holdings [Text Block]

Top Ten States

States	%
California	16.4%
New York	16.2%
Texas	11.3%
Illinois	4.0%
Massachusetts	3.5%
Florida	3.4%
Pennsylvania	3.4%
New Jersey	3.2%
Washington	2.9%
Georgia	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
City of New York, 5.00%, due 08/01/31	0.4%
State of Maryland, 5.00%, due 06/01/34	0.4%
State of Minnesota, 5.00%, due 08/01/27	0.3%
University of California, 5.00%, due 05/15/29	0.3%
State of California, 5.00%, due 11/01/31	0.3%
State of Connecticut Special Tax Revenue, 5.00%, due 07/01/28	0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/01/28	0.2%
State of California, 5.00%, due 11/01/27	0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 05/01/36	0.2%
State of Washington, 5.00%, due 02/01/28	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047964
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Nuveen ICE Short Term Municipal Bond ETF
Trading Symbol	SHM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Nuveen ICE Short Term Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[19]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,512,351,731
Holdings Count | Holding	963
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,512,351,731 Number of Portfolio Holdings963 Portfolio Turnover Rate18%
Holdings [Text Block]

Top Ten States

States	%
California	15.8%
New York	13.8%
Texas	11.4%
Alabama	3.6%
Washington	3.5%
Illinois	3.3%
Georgia	3.2%
New Jersey	3.1%
Maryland	3.0%
Florida	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
City of New York, 5.00%, due 08/01/27	1.1%
State of California, 5.00%, due 09/01/28	0.9%
Southeast Energy Authority A Cooperative District, 5.00%, due 10/01/30	0.9%
State of California, 5.00%, due 10/01/27	0.7%
New York State Dormitory Authority, 5.00%, due 03/15/29	0.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/01/27	0.6%
Triborough Bridge & Tunnel Authority, 5.00%, due 11/15/28	0.6%
Commonwealth of Pennsylvania, 5.00%, due 09/01/26	0.6%
State of California, 5.00%, due 03/01/29	0.5%
Triborough Bridge & Tunnel Authority, 4.00%, due 05/15/27	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Short Term Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Short Term Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019033
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> NYSE Technology ETF
Trading Symbol	XNTK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® NYSE Technology ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® NYSE Technology ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[20]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,522,325,965
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,522,325,965 Number of Portfolio Holdings36 Portfolio Turnover Rate18%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	35.0%
Software	25.2%
Communications Equipment	5.8%
Interactive Media & Services	5.8%
Broadline Retail	5.6%
IT Services	5.5%
Electronic Equipment, Instruments & Components	3.0%
Hotels, Restaurants & Leisure	2.9%
Entertainment	2.8%
Automobiles	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Micron Technology, Inc.	3.4%
Lam Research Corp.	3.0%
NVIDIA Corp.	3.0%
Arista Networks, Inc.	3.0%
Amphenol Corp., Class A	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.0%
Oracle Corp.	2.9%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.9%
Advanced Micro Devices, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® NYSE Technology ETF to the State Street® SPDR® NYSE Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® NYSE Technology ETF to the State Street® SPDR® NYSE Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047971
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Aggregate Bond ETF
Trading Symbol	SPAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Aggregate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Aggregate Bond ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[21]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 9,300,979,886
Holdings Count | Holding	8,247
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$9,300,979,886 Number of Portfolio Holdings8,247 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	25.1%
Corporate Bonds & Notes	23.9%
Short-Term Investments	5.8%
Foreign Government Obligations	3.0%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.50%, due 12/15/28	0.9%
U.S. Treasury Notes, 4.38%, due 07/15/27	0.5%
U.S. Treasury Notes, 3.88%, due 03/31/27	0.5%
U.S. Treasury Notes, 4.63%, due 05/31/31	0.5%
U.S. Treasury Notes, 3.38%, due 09/15/28	0.5%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.5%
U.S. Treasury Notes, 4.13%, due 07/31/31	0.5%
U.S. Treasury Notes, 4.38%, due 11/30/28	0.5%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
U.S. Treasury Notes, 3.50%, due 09/30/27	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Aggregate Bond ETF to the State Street® SPDR® Portfolio Aggregate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Aggregate Bond ETF to the State Street® SPDR® Portfolio Aggregate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000099139
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Corporate Bond ETF
Trading Symbol	SPBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Corporate Bond ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[22]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,807,167,242
Holdings Count | Holding	3,987
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,807,167,242 Number of Portfolio Holdings3,987 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	21.2%
Electric	8.9%
Pharmaceuticals	5.0%
Health Care Services	4.1%
Telecommunications	4.0%
Diversified Financial Services	3.8%
Pipelines	3.6%
Oil & Gas	3.4%
Real Estate Investment Trusts	3.3%
Semiconductors	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Goldman Sachs Group, Inc., 3.81%, due 04/23/29	0.3%
Bank of America Corp., 3.59%, due 07/21/28	0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.2%
JPMorgan Chase & Co., 3.54%, due 05/01/28	0.2%
BAT Capital Corp., 7.08%, due 08/02/43	0.2%
Bank of America Corp., 3.97%, due 03/05/29	0.2%
Bank of America Corp., 3.42%, due 12/20/28	0.2%
CVS Health Corp., 6.00%, due 06/01/44	0.2%
Verizon Communications, Inc., 2.10%, due 03/22/28	0.2%
Citigroup, Inc., 4.91%, due 05/24/33	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Corporate Bond ETF to the State Street® SPDR® Portfolio Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Corporate Bond ETF to the State Street® SPDR® Portfolio Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000113018
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio High Yield Bond ETF
Trading Symbol	SPHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio High Yield Bond ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[23]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 10,464,747,609
Holdings Count | Holding	1,939
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$10,464,747,609 Number of Portfolio Holdings1,939 Portfolio Turnover Rate32%
Holdings [Text Block]

Top Ten Industries

Industries	%
Media	7.1%
Telecommunications	6.1%
Diversified Financial Services	5.6%
Oil&Gas	5.2%
Commercial Services	5.2%
Retail	4.9%
Pipelines	4.4%
Healthcare Services	3.9%
Electric	3.6%
Entertainment	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
1261229 BC Ltd., 10.00%, due 04/15/32	0.5%
EchoStar Corp., 10.75%, due 11/30/29	0.4%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.3%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.3%
Medline Borrower LP, 3.88%, due 04/01/29	0.3%
Carnival Corp., 5.75%, due 08/01/32	0.3%
Panther Escrow Issuer LLC, 7.13%, due 06/01/31	0.2%
DISH Network Corp., 11.75%, due 11/15/27	0.2%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, due 12/31/32	0.2%
HUB International Ltd., 7.25%, due 06/15/30	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio High Yield Bond ETF to the State Street® SPDR® Portfolio High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio High Yield Bond ETF to the State Street® SPDR® Portfolio High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000066454
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Intermediate Term Corporate Bond ETF
Trading Symbol	SPIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Intermediate Term Corporate Bond ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[24]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 10,953,033,713
Holdings Count | Holding	5,087
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$10,953,033,713 Number of Portfolio Holdings5,087 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	26.4%
Electric	7.5%
Real Estate Investment Trusts	4.7%
Diversified Financial Services	4.6%
Pharmaceuticals	4.1%
Telecommunications	3.3%
Pipelines	3.1%
Health Care Services	2.9%
Auto Manufacturers	2.8%
Oil & Gas	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Citigroup, Inc., 5.17%, due 09/11/36	0.2%
Wells Fargo & Co., 4.30%, due 07/22/27	0.2%
Bank of America Corp., 3.82%, due 01/20/28	0.2%
Meta Platforms, Inc., 4.88%, due 11/15/35	0.2%
JPMorgan Chase & Co., 5.58%, due 07/23/36	0.2%
American Express Co., 4.35%, due 07/20/29	0.2%
Bank of America Corp., 5.47%, due 01/23/35	0.1%
Morgan Stanley, 5.23%, due 01/15/31	0.1%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.1%
JPMorgan Chase & Co., 3.78%, due 02/01/28	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Corporate Bond ETF to the State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Corporate Bond ETF to the State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047965
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Intermediate Term Treasury ETF
Trading Symbol	SPTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Intermediate Term Treasury ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Intermediate Term Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[25]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 9,627,401,011
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$9,627,401,011 Number of Portfolio Holdings104 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	99.2%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.63%, due 02/15/35	2.0%
U.S. Treasury Notes, 4.25%, due 11/15/34	2.0%
U.S. Treasury Notes, 4.25%, due 05/15/35	2.0%
U.S. Treasury Notes, 4.38%, due 05/15/34	1.9%
U.S. Treasury Notes, 4.25%, due 08/15/35	1.9%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.9%
U.S. Treasury Notes, 3.88%, due 08/15/34	1.8%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.8%
U.S. Treasury Notes, 4.00%, due 02/28/30	1.8%
U.S. Treasury Notes, 2.75%, due 08/15/32	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Treasury ETF to the State Street® SPDR® Portfolio Intermediate Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Treasury ETF to the State Street® SPDR® Portfolio Intermediate Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000066455
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Long Term Corporate Bond ETF
Trading Symbol	SPLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Long Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Long Term Corporate Bond ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[26]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,106,366,957
Holdings Count | Holding	2,960
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,106,366,957 Number of Portfolio Holdings2,960 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Industries

Industries	%
Electric	13.4%
Banks	8.0%
Pharmaceuticals	7.1%
Health Care Services	6.0%
Telecommunications	5.5%
Pipelines	4.8%
Oil&Gas	4.2%
Media	4.0%
Insurance	3.6%
Transportation	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Meta Platforms, Inc., 5.75%, due 11/15/65	0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.4%
CVS Health Corp., 5.05%, due 03/25/48	0.3%
Amgen, Inc., 5.65%, due 03/02/53	0.3%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.2%
Boeing Co., 5.81%, due 05/01/50	0.2%
AbbVie, Inc., 4.25%, due 11/21/49	0.2%
T-Mobile USA, Inc., 4.95%, due 11/15/35	0.2%
Alphabet, Inc., 5.70%, due 11/15/75	0.2%
Wells Fargo & Co., 5.01%, due 04/04/51	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Corporate Bond ETF to the State Street® SPDR® Portfolio Long Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Corporate Bond ETF to the State Street® SPDR® Portfolio Long Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047966
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Long Term Treasury ETF
Trading Symbol	SPTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Long Term Treasury ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Long Term Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[27]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 10,986,434,644
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$10,986,434,644 Number of Portfolio Holdings97 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	99.0%
Short-Term Investments	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bonds, 4.75%, due 05/15/55	2.4%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.3%
U.S. Treasury Bonds, 4.63%, due 02/15/55	2.3%
U.S. Treasury Bonds, 4.63%, due 05/15/54	2.3%
U.S. Treasury Bonds, 4.50%, due 11/15/54	2.3%
U.S. Treasury Bonds, 4.75%, due 11/15/53	2.3%
U.S. Treasury Bonds, 4.25%, due 02/15/54	2.2%
U.S. Treasury Bonds, 4.25%, due 08/15/54	2.2%
U.S. Treasury Bonds, 4.13%, due 08/15/53	1.9%
U.S. Treasury Bonds, 4.00%, due 11/15/52	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Treasury ETF to the State Street® SPDR® Portfolio Long Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Treasury ETF to the State Street® SPDR® Portfolio Long Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000066453
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Mortgage Backed Bond ETF
Trading Symbol	SPMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Mortgage Backed Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Mortgage Backed Bond ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[28]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 6,652,538,306
Holdings Count | Holding	2,625
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$6,652,538,306 Number of Portfolio Holdings2,625 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Government Agency Obligations	99.3%
Short-Term Investments	9.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 01/01/55	1.1%
Federal National Mortgage Association, 2.00%, due 02/01/52	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.1%
Federal National Mortgage Association, 2.00%, due 11/01/51	1.0%
Federal National Mortgage Association, 2.00%, due 02/01/51	0.9%
Federal Home Loan Mortgage Corp., 6.00%, due 08/01/55	0.9%
Federal National Mortgage Association, 2.00%, due 11/01/50	0.9%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/55	0.8%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/55	0.8%
Federal National Mortgage Association, 2.00%, due 07/01/51	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Mortgage Backed Bond ETF to the State Street® SPDR® Portfolio Mortgage Backed Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Mortgage Backed Bond ETF to the State Street® SPDR® Portfolio Mortgage Backed Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019026
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Composite Stock Market ETF
Trading Symbol	SPTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 1500® Composite Stock Market ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[29]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 12,034,567,449
Holdings Count | Holding	1,516
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$12,034,567,449 Number of Portfolio Holdings1,516 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	13.3%
Software	9.8%
Interactive Media & Services	7.5%
Technology Hardware, Storage & Peripherals	6.8%
Banks	3.9%
Financial Services	3.7%
Broadline Retail	3.6%
Capital Markets	3.4%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Apple, Inc.	6.4%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 1500® Composite Stock Market ETF to the State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 1500® Composite Stock Market ETF to the State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019039
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 400™ Mid Cap ETF
Trading Symbol	SPMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 400™ Mid Cap ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[30]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 15,042,515,008
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$15,042,515,008 Number of Portfolio Holdings404 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	6.6%
Machinery	5.5%
Insurance	4.0%
Electronic Equipment, Instruments & Components	3.7%
Software	3.7%
Aerospace & Defense	3.5%
Specialty Retail	3.4%
Capital Markets	3.0%
Professional Services	2.9%
Oil, Gas & Consumable Fuels	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc., Class A	0.7%
United Therapeutics Corp.	0.7%
Pure Storage, Inc., Class A	0.7%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 400™ Mid Cap ETF to the State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 400™ Mid Cap ETF to the State Street® SPDR® Portfolio S&P 400™ Mid Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019036
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	SPYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 500® ETF	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[31]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 96,927,948,271
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$96,927,948,271 Number of Portfolio Holdings507 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	14.2%
Software	10.3%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%
Financial Services	3.9%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.7%
Apple, Inc.	6.9%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® ETF to the State Street® SPDR® Portfolio S&P 500® ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® ETF to the State Street® SPDR® Portfolio S&P 500® ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019037
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth ETF
Trading Symbol	SPYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® Growth ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 500® Growth ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[32]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 45,296,167,593
Holdings Count | Holding	141
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$45,296,167,593 Number of Portfolio Holdings141 Portfolio Turnover Rate20%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	24.0%
Software	15.8%
Interactive Media & Services	15.1%
Technology Hardware, Storage & Peripherals	6.6%
Financial Services	5.1%
Broadline Retail	3.9%
Pharmaceuticals	3.7%
Automobiles	2.5%
Aerospace & Defense	2.3%
Capital Markets	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	14.5%
Microsoft Corp.	11.5%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Broadcom, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.8%
Berkshire Hathaway, Inc., Class B	2.9%
Eli Lilly & Co.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Growth ETF to the State Street® SPDR® Portfolio S&P 500® Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Growth ETF to the State Street® SPDR® Portfolio S&P 500® Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000160602
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Dividend ETF
Trading Symbol	SPYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® High Dividend ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 500® High Dividend ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[33]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 7,235,664,660
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$7,235,664,660 Number of Portfolio Holdings81 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Ten Industries

Industries	%
Electric Utilities	10.8%
Banks	10.0%
Food Products	8.1%
Oil, Gas & Consumable Fuels	6.7%
Retail REITs	6.5%
Pharmaceuticals	6.1%
Residential REITs	6.0%
Specialized REITs	4.4%
Capital Markets	4.1%
Containers & Packaging	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
CVS Health Corp.	1.8%
Viatris, Inc.	1.7%
APA Corp.	1.6%
Merck & Co., Inc.	1.6%
Invesco Ltd.	1.6%
AbbVie, Inc.	1.6%
Citizens Financial Group, Inc.	1.5%
Edison International	1.5%
Ford Motor Co.	1.5%
U.S. Bancorp	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® High Dividend ETF to the State Street® SPDR® Portfolio S&P 500® High Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® High Dividend ETF to the State Street® SPDR® Portfolio S&P 500® High Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019038
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value ETF
Trading Symbol	SPYV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 500® Value ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 500® Value ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[34]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 31,589,832,101
Holdings Count | Holding	446
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$31,589,832,101 Number of Portfolio Holdings446 Portfolio Turnover Rate24%
Holdings [Text Block]

Top Ten Industries

Industries	%
Technology Hardware, Storage & Peripherals	8.1%
Banks	5.7%
Oil, Gas & Consumable Fuels	5.6%
Capital Markets	4.8%
Software	3.9%
Broadline Retail	3.9%
Consumer Staples Distribution & Retail	3.8%
Insurance	3.4%
Health Care Providers & Services	3.3%
Semiconductors & Semiconductor Equipment	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	7.4%
Amazon.com, Inc.	3.9%
Exxon Mobil Corp.	1.9%
Walmart, Inc.	1.8%
Tesla, Inc.	1.8%
Costco Wholesale Corp.	1.4%
Bank of America Corp.	1.4%
Home Depot, Inc.	1.3%
Procter & Gamble Co.	1.2%
UnitedHealth Group, Inc.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Value ETF to the State Street® SPDR® Portfolio S&P 500® Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 500® Value ETF to the State Street® SPDR® Portfolio S&P 500® Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000128125
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P 600™ Small Cap ETF
Trading Symbol	SPSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P 600™ Small Cap ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P 600™ Small Cap ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[35]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 13,093,157,748
Holdings Count | Holding	611
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$13,093,157,748 Number of Portfolio Holdings611 Portfolio Turnover Rate15%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	8.6%
Electronic Equipment, Instruments & Components	4.6%
Machinery	4.3%
Biotechnology	4.0%
Semiconductors & Semiconductor Equipment	3.9%
Software	3.8%
Chemicals	3.6%
Specialty Retail	3.4%
Capital Markets	3.3%
Health Care Equipment & Supplies	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Arrowhead Pharmaceuticals, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
InterDigital, Inc.	0.6%
Sanmina Corp.	0.6%
CareTrust REIT, Inc.	0.5%
Advanced Energy Industries, Inc.	0.5%
JBT Marel Corp.	0.5%
SiTime Corp.	0.5%
LKQ Corp.	0.5%
Solstice Advanced Materials, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 600™ Small Cap ETF to the State Street® SPDR® Portfolio S&P 600™ Small Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P 600™ Small Cap ETF to the State Street® SPDR® Portfolio S&P 600™ Small Cap ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000244514
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio S&P Sector Neutral Dividend ETF
Trading Symbol	SPDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio S&P Sector Neutral Dividend ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[36]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 11,423,373
Holdings Count | Holding	279
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$11,423,373 Number of Portfolio Holdings279 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	11.2%
IT Services	10.0%
Banks	9.9%
Diversified Telecommunication Services	8.7%
Communications Equipment	6.2%
Specialty Retail	5.1%
Hotels, Restaurants & Leisure	3.4%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Electronic Equipment, Instruments & Components	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Verizon Communications, Inc.	8.7%
Cisco Systems, Inc.	6.2%
International Business Machines Corp.	5.7%
QUALCOMM, Inc.	3.8%
Texas Instruments, Inc.	3.6%
Home Depot, Inc.	3.5%
Accenture PLC, Class A	3.5%
Bank of America Corp.	3.1%
Analog Devices, Inc.	2.9%
McDonald's Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P Sector Neutral Dividend ETF to the State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio S&P Sector Neutral Dividend ETF to the State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000055010
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Short Term Corporate Bond ETF
Trading Symbol	SPSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Short Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Short Term Corporate Bond ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[37]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 8,413,563,437
Holdings Count | Holding	1,558
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$8,413,563,437 Number of Portfolio Holdings1,558 Portfolio Turnover Rate21%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	32.6%
Electric	6.0%
Diversified Financial Services	5.2%
Pharmaceuticals	4.6%
Auto Manufacturers	4.0%
Real Estate Investment Trusts	3.6%
Investment Company Securities	2.6%
Pipelines	2.4%
Software	2.4%
Health Care Services	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	0.6%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/28	0.5%
Bank of America Corp., 4.95%, due 07/22/28	0.4%
Citigroup, Inc., 4.79%, due 03/04/29	0.4%
HSBC Holdings PLC, 4.90%, due 03/03/29	0.4%
Morgan Stanley, 1.51%, due 07/20/27	0.4%
Wells Fargo & Co., 5.71%, due 04/22/28	0.3%
JPMorgan Chase & Co., 3.78%, due 02/01/28	0.3%
Goldman Sachs Group, Inc., 6.48%, due 10/24/29	0.3%
Citigroup, Inc., 4.64%, due 05/07/28	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Corporate Bond ETF to the State Street® SPDR® Portfolio Short Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Corporate Bond ETF to the State Street® SPDR® Portfolio Short Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000055009
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Short Term Treasury ETF
Trading Symbol	SPTS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Short Term Treasury ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Short Term Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[38]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 5,911,188,394
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$5,911,188,394 Number of Portfolio Holdings98 Portfolio Turnover Rate27%
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	99.3%
Short-Term Investments	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.63%, due 06/15/27	1.5%
U.S. Treasury Notes, 4.50%, due 04/15/27	1.5%
U.S. Treasury Notes, 3.88%, due 03/31/27	1.4%
U.S. Treasury Notes, 4.38%, due 07/15/27	1.4%
U.S. Treasury Notes, 4.25%, due 03/15/27	1.4%
U.S. Treasury Notes, 3.75%, due 08/15/27	1.4%
U.S. Treasury Notes, 3.88%, due 10/15/27	1.4%
U.S. Treasury Notes, 3.75%, due 06/30/27	1.4%
U.S. Treasury Notes, 4.13%, due 11/15/27	1.4%
U.S. Treasury Notes, 4.13%, due 02/15/27	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Treasury ETF to the State Street® SPDR® Portfolio Short Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Treasury ETF to the State Street® SPDR® Portfolio Short Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047967
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio TIPS ETF
Trading Symbol	SPIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio TIPS ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio TIPS ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[39]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 965,434,809
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$965,434,809 Number of Portfolio Holdings49 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	99.5%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	3.4%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.2%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.2%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.50%, due 01/15/28	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 04/15/30	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio TIPS ETF to the State Street® SPDR® Portfolio TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio TIPS ETF to the State Street® SPDR® Portfolio TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000249829
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Treasury ETF
Trading Symbol	SPTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Treasury ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[40]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 149,146,421
Holdings Count | Holding	277
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$149,146,421 Number of Portfolio Holdings277 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	99.2%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.0%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.0%
U.S. Treasury Notes, 3.50%, due 02/15/33	0.9%
U.S. Treasury Notes, 3.88%, due 08/15/33	0.9%
U.S. Treasury Notes, 4.13%, due 11/15/32	0.8%
U.S. Treasury Notes, 1.25%, due 08/15/31	0.8%
U.S. Treasury Notes, 3.38%, due 05/15/33	0.8%
U.S. Treasury Notes, 2.88%, due 05/15/32	0.8%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.8%
U.S. Treasury Notes, 1.63%, due 05/15/31	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Treasury ETF to the State Street® SPDR® Portfolio Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Treasury ETF to the State Street® SPDR® Portfolio Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000162942
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Low Volatility Focus ETF
Trading Symbol	ONEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Low Volatility Focus ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Russell 1000 Low Volatility Focus ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[41]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 555,201,523
Holdings Count | Holding	446
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$555,201,523 Number of Portfolio Holdings446 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industries

Industries	%
Insurance	8.3%
Health Care Providers & Services	7.8%
Machinery	5.9%
Electric Utilities	4.5%
Professional Services	3.9%
Food Products	3.5%
Capital Markets	3.4%
Household Durables	2.9%
Specialty Retail	2.6%
Multi-Utilities	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Cardinal Health, Inc.	1.7%
Cencora, Inc.	1.1%
Cognizant Technology Solutions Corp., Class A	1.0%
Arch Capital Group Ltd.	1.0%
Regeneron Pharmaceuticals, Inc.	1.0%
Humana, Inc.	0.9%
McKesson Corp.	0.9%
Omnicom Group, Inc.	0.8%
Leidos Holdings, Inc.	0.8%
Cigna Group	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Low Volatility Focus ETF to the State Street® SPDR® Russell 1000 Low Volatility Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Low Volatility Focus ETF to the State Street® SPDR® Russell 1000 Low Volatility Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000162941
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Momentum Focus ETF
Trading Symbol	ONEO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Momentum Focus ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Russell 1000 Momentum Focus ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[42]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 49,160,018
Holdings Count | Holding	913
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$49,160,018 Number of Portfolio Holdings913 Portfolio Turnover Rate25%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	5.3%
Insurance	4.7%
Health Care Providers & Services	4.3%
Machinery	3.9%
Oil, Gas & Consumable Fuels	3.8%
Software	3.6%
Hotels, Restaurants & Leisure	3.2%
Capital Markets	3.0%
Electric Utilities	3.0%
Specialty Retail	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
McKesson Corp.	0.8%
Western Digital Corp.	0.8%
Dollar General Corp.	0.7%
Flex Ltd.	0.7%
Monolithic Power Systems, Inc.	0.6%
Synchrony Financial	0.6%
Jabil, Inc.	0.6%
Leidos Holdings, Inc.	0.5%
Aptiv PLC	0.5%
General Motors Co.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Momentum Focus ETF to the State Street® SPDR® Russell 1000 Momentum Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Momentum Focus ETF to the State Street® SPDR® Russell 1000 Momentum Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000162940
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Yield Focus ETF
Trading Symbol	ONEY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Russell 1000 Yield Focus ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Russell 1000 Yield Focus ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[43]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 807,178,770
Holdings Count | Holding	305
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$807,178,770 Number of Portfolio Holdings305 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industries

Industries	%
Oil, Gas & Consumable Fuels	6.9%
Electric Utilities	6.0%
Food Products	5.7%
Machinery	4.6%
Air Freight & Logistics	4.5%
Metals & Mining	3.6%
Consumer Staples Distribution & Retail	3.5%
Insurance	3.4%
Chemicals	3.4%
Multi-Utilities	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
United Parcel Service, Inc., Class B	2.3%
Target Corp.	1.5%
EOG Resources, Inc.	1.5%
Ford Motor Co.	1.4%
Altria Group, Inc.	1.4%
SLB Ltd.	1.3%
Newmont Corp.	1.2%
NIKE, Inc., Class B	1.1%
FedEx Corp.	1.1%
Hewlett Packard Enterprise Co.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Yield Focus ETF to the State Street® SPDR® Russell 1000 Yield Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Russell 1000 Yield Focus ETF to the State Street® SPDR® Russell 1000 Yield Focus ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000104493
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 1500 Momentum Tilt ETF
Trading Symbol	MMTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® 1500 Momentum Tilt ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® 1500 Momentum Tilt ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[44]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 163,402,549
Holdings Count | Holding	1,477
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$163,402,549 Number of Portfolio Holdings1,477 Portfolio Turnover Rate34%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	19.8%
Interactive Media & Services	11.6%
Software	11.2%
Technology Hardware, Storage & Peripherals	5.4%
Banks	4.8%
Automobiles	3.9%
Capital Markets	3.6%
Broadline Retail	3.5%
Aerospace & Defense	3.2%
Financial Services	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	11.0%
Microsoft Corp.	7.1%
Broadcom, Inc.	5.0%
Apple, Inc.	4.7%
Alphabet, Inc., Class A	4.7%
Alphabet, Inc., Class C	3.8%
Tesla, Inc.	3.7%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	3.0%
JPMorgan Chase & Co.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Momentum Tilt ETF to the State Street® SPDR® S&P® 1500 Momentum Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Momentum Tilt ETF to the State Street® SPDR® S&P® 1500 Momentum Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000104492
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 1500 Value Tilt ETF
Trading Symbol	VLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® 1500 Value Tilt ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® 1500 Value Tilt ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[45]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 567,725,905
Holdings Count | Holding	1,464
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$567,725,905 Number of Portfolio Holdings1,464 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	7.9%
Oil, Gas & Consumable Fuels	6.9%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.8%
Interactive Media & Services	4.4%
Insurance	3.7%
Capital Markets	3.6%
Consumer Staples Distribution & Retail	3.5%
Broadline Retail	3.5%
Software	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class C	2.2%
Berkshire Hathaway, Inc., Class B	2.0%
Microsoft Corp.	1.9%
Apple, Inc.	1.8%
Exxon Mobil Corp.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.5%
JPMorgan Chase & Co.	1.5%
Verizon Communications, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Value Tilt ETF to the State Street® SPDR® S&P® 1500 Value Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 1500 Value Tilt ETF to the State Street® SPDR® S&P® 1500 Value Tilt ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019040
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P 400™ Mid Cap Growth ETF
Trading Symbol	MDYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P 400™ Mid Cap Growth ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P 400™ Mid Cap Growth ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[46]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,445,515,164
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,445,515,164 Number of Portfolio Holdings238 Portfolio Turnover Rate37%
Holdings [Text Block]

Top Ten Industries

Industries	%
Aerospace & Defense	6.8%
Machinery	6.6%
Software	5.6%
Electronic Equipment, Instruments & Components	4.9%
Biotechnology	4.3%
Health Care Providers & Services	3.7%
Hotels, Restaurants & Leisure	3.7%
Communications Equipment	3.6%
Construction & Engineering	3.5%
Semiconductors & Semiconductor Equipment	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Ciena Corp.	2.0%
Coherent Corp.	1.8%
Lumentum Holdings, Inc.	1.6%
Flex Ltd.	1.4%
Twilio, Inc., Class A	1.3%
Pure Storage, Inc., Class A	1.3%
United Therapeutics Corp.	1.3%
Casey's General Stores, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
RB Global, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Growth ETF to the State Street® SPDR® S&P 400™ Mid Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Growth ETF to the State Street® SPDR® S&P 400™ Mid Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019041
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P 400™ Mid Cap Value ETF
Trading Symbol	MDYV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P 400™ Mid Cap Value ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P 400™ Mid Cap Value ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[47]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,447,032,966
Holdings Count | Holding	309
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,447,032,966 Number of Portfolio Holdings309 Portfolio Turnover Rate34%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	12.3%
Insurance	5.9%
Oil, Gas & Consumable Fuels	5.0%
Specialty Retail	4.6%
Machinery	4.3%
Consumer Staples Distribution & Retail	4.0%
Capital Markets	3.1%
Metals & Mining	3.0%
Professional Services	2.7%
Electronic Equipment, Instruments & Components	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Foods Holding Corp.	1.1%
Jones Lang LaSalle, Inc.	1.0%
Annaly Capital Management, Inc. REIT	1.0%
Reliance, Inc.	1.0%
Performance Food Group Co.	0.9%
Fidelity National Financial, Inc.	0.9%
Alcoa Corp.	0.9%
Reinsurance Group of America, Inc.	0.9%
Toll Brothers, Inc.	0.8%
Ally Financial, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Value ETF to the State Street® SPDR® S&P 400™ Mid Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 400™ Mid Cap Value ETF to the State Street® SPDR® S&P 400™ Mid Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000220766
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ESG ETF
Trading Symbol	EFIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P 500® ESG ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P 500® ESG ETF	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[48]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,142,739,809
Holdings Count | Holding	314
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,142,739,809 Number of Portfolio Holdings314 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	14.6%
Interactive Media & Services	11.9%
Software	11.3%
Technology Hardware, Storage & Peripherals	10.6%
Capital Markets	4.0%
Pharmaceuticals	3.2%
Financial Services	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Consumer Staples Distribution & Retail	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	11.4%
Apple, Inc.	10.1%
Microsoft Corp.	9.0%
Alphabet, Inc., Class A	4.6%
Alphabet, Inc., Class C	3.7%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Co.	2.1%
Visa, Inc., Class A	1.5%
Exxon Mobil Corp.	1.3%
Walmart, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 500® ESG ETF to the State Street® SPDR® S&P 500® ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 500® ESG ETF to the State Street® SPDR® S&P 500® ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000162693
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 500 Fossil Fuel Reserves Free ETF
Trading Symbol	SPYX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® 500 Fossil Fuel Reserves Free ETF	$11	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[49]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,497,529,998
Holdings Count | Holding	490
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,497,529,998 Number of Portfolio Holdings490 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	14.5%
Software	10.5%
Interactive Media & Services	8.3%
Technology Hardware, Storage & Peripherals	7.5%
Broadline Retail	4.0%
Financial Services	4.0%
Banks	3.7%
Capital Markets	3.5%
Pharmaceuticals	3.4%
Automobiles	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.9%
Apple, Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 500 Fossil Fuel Reserves Free ETF to the State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 500 Fossil Fuel Reserves Free ETF to the State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019043
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P 600™ Small Cap Growth ETF
Trading Symbol	SLYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P 600™ Small Cap Growth ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P 600™ Small Cap Growth ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[50]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,590,624,960
Holdings Count | Holding	338
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,590,624,960 Number of Portfolio Holdings338 Portfolio Turnover Rate38%
Holdings [Text Block]

Top Ten Industries

Industries	%
Biotechnology	7.1%
Electronic Equipment, Instruments & Components	6.6%
Software	5.5%
Machinery	5.3%
Banks	4.7%
Capital Markets	4.6%
Semiconductors & Semiconductor Equipment	4.4%
Building Products	3.6%
Construction & Engineering	3.2%
Health Care Equipment & Supplies	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Arrowhead Pharmaceuticals, Inc.	1.2%
Armstrong World Industries, Inc.	1.1%
Sanmina Corp.	1.1%
InterDigital, Inc.	1.1%
CareTrust REIT, Inc.	1.1%
Advanced Energy Industries, Inc.	1.0%
JBT Marel Corp.	1.0%
SiTime Corp.	1.0%
TTM Technologies, Inc.	0.9%
Zurn Elkay Water Solutions Corp.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Growth ETF to the State Street® SPDR® S&P 600™ Small Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Growth ETF to the State Street® SPDR® S&P 600™ Small Cap Growth ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019027
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P 600™ Small Cap Value ETF
Trading Symbol	SLYV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P 600™ Small Cap Value ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P 600™ Small Cap Value ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[51]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 4,084,518,903
Holdings Count | Holding	461
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$4,084,518,903 Number of Portfolio Holdings461 Portfolio Turnover Rate46%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	12.9%
Specialty Retail	5.1%
Chemicals	5.1%
Oil, Gas & Consumable Fuels	4.0%
Household Durables	3.9%
Health Care Equipment & Supplies	3.6%
Semiconductors & Semiconductor Equipment	3.4%
Machinery	3.2%
Insurance	2.8%
Financial Services	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
LKQ Corp.	1.1%
Lincoln National Corp.	1.1%
Eastman Chemical Co.	1.0%
Jackson Financial, Inc., Class A	1.0%
Mohawk Industries, Inc.	0.8%
CarMax, Inc.	0.8%
Teleflex, Inc.	0.8%
Atlantic Union Bankshares Corp.	0.7%
Group 1 Automotive, Inc.	0.7%
Caesars Entertainment, Inc.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Value ETF to the State Street® SPDR® S&P 600™ Small Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P 600™ Small Cap Value ETF to the State Street® SPDR® S&P 600™ Small Cap Value ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033534
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aerospace & Defense ETF
Trading Symbol	XAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Aerospace & Defense ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Aerospace & Defense ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[52]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 4,710,755,513
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$4,710,755,513 Number of Portfolio Holdings42 Portfolio Turnover Rate15%
Holdings [Text Block]

Top Industries

Industries	%
Aerospace & Defense	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Rocket Lab Corp.	4.1%
ATI, Inc.	3.7%
Boeing Co.	3.7%
Karman Holdings, Inc.	3.6%
General Electric Co.	3.6%
Howmet Aerospace, Inc.	3.6%
Huntington Ingalls Industries, Inc.	3.5%
RTX Corp.	3.5%
HEICO Corp.	3.5%
Woodward, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Aerospace & Defense ETF to the State Street® SPDR® S&P® Aerospace & Defense ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Aerospace & Defense ETF to the State Street® SPDR® S&P® Aerospace & Defense ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019030
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bank ETF
Trading Symbol	KBE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Bank ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Bank ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[53]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,295,942,380
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,295,942,380 Number of Portfolio Holdings104 Portfolio Turnover Rate15%
Holdings [Text Block]

Top Industries

Industries	%
Banks	85.1%
Financial Services	12.6%
Capital Markets	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Citigroup, Inc.	1.1%
First Citizens BancShares, Inc., Class A	1.1%
JPMorgan Chase & Co.	1.1%
NMI Holdings, Inc.	1.1%
Popular, Inc.	1.1%
Jackson Financial, Inc., Class A	1.1%
Voya Financial, Inc.	1.1%
Wells Fargo & Co.	1.1%
Essent Group Ltd.	1.1%
Customers Bancorp, Inc.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Bank ETF to the State Street® SPDR® S&P® Bank ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Bank ETF to the State Street® SPDR® S&P® Bank ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000027706
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Biotech ETF
Trading Symbol	XBI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Biotech ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Biotech ETF	$22	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.35%	[54]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 7,864,260,144
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$7,864,260,144 Number of Portfolio Holdings156 Portfolio Turnover Rate40%
Holdings [Text Block]

Top Industries

Industries	%
Biotechnology	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Amicus Therapeutics, Inc.	1.5%
Praxis Precision Medicines, Inc.	1.4%
Travere Therapeutics, Inc.	1.4%
BioMarin Pharmaceutical, Inc.	1.4%
Halozyme Therapeutics, Inc.	1.3%
Roivant Sciences Ltd.	1.3%
Exelixis, Inc.	1.3%
Regeneron Pharmaceuticals, Inc.	1.3%
Vaxcyte, Inc.	1.3%
Madrigal Pharmaceuticals, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Biotech ETF to the State Street® SPDR® S&P® Biotech ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Biotech ETF to the State Street® SPDR® S&P® Biotech ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019031
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Capital Markets ETF
Trading Symbol	KCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Capital Markets ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Capital Markets ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[55]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 532,011,853
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$532,011,853 Number of Portfolio Holdings66 Portfolio Turnover Rate14%
Holdings [Text Block]

Top Industries

Industries	%
Asset Management & Custody Banks	46.6%
Investment Banking & Brokerage	30.2%
Financial Exchanges & Data	23.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
MSCI, Inc.	1.7%
Moody's Corp.	1.7%
S&P Global, Inc.	1.7%
Nasdaq, Inc.	1.7%
Charles Schwab Corp.	1.7%
WisdomTree, Inc.	1.7%
Janus Henderson Group PLC	1.7%
DigitalBridge Group, Inc.	1.7%
Miami International Holdings, Inc.	1.7%
MarketAxess Holdings, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Capital Markets ETF to the State Street® SPDR® S&P® Capital Markets ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Capital Markets ETF to the State Street® SPDR® S&P® Capital Markets ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019034
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend ETF
Trading Symbol	SDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Dividend ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Dividend ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[56]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 19,874,033,474
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$19,874,033,474 Number of Portfolio Holdings152 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Ten Industries

Industries	%
Electric Utilities	7.7%
Machinery	6.2%
Chemicals	5.5%
Insurance	5.3%
Household Products	5.1%
Semiconductors & Semiconductor Equipment	4.4%
Consumer Staples Distribution & Retail	4.0%
Oil, Gas & Consumable Fuels	3.9%
Aerospace & Defense	3.4%
Food Products	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Verizon Communications, Inc.	2.9%
Realty Income Corp.	2.2%
Target Corp.	2.1%
Chevron Corp.	1.9%
Kenvue, Inc.	1.7%
PepsiCo, Inc.	1.7%
Exxon Mobil Corp.	1.7%
Kimberly-Clark Corp.	1.5%
Consolidated Edison, Inc.	1.5%
Coca-Cola Co.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Dividend ETF to the State Street® SPDR® S&P® Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Dividend ETF to the State Street® SPDR® S&P® Dividend ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033546
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Health Care Equipment ETF
Trading Symbol	XHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Health Care Equipment ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Health Care Equipment ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[57]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 154,218,264
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$154,218,264 Number of Portfolio Holdings68 Portfolio Turnover Rate19%
Holdings [Text Block]

Top Industries

Industries	%
Health Care Equipment	77.8%
Health Care Supplies	22.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Lantheus Holdings, Inc.	1.9%
Axogen, Inc.	1.9%
Integer Holdings Corp.	1.9%
Baxter International, Inc.	1.8%
Beta Bionics, Inc.	1.8%
CONMED Corp.	1.8%
UFP Technologies, Inc.	1.8%
Glaukos Corp.	1.8%
Merit Medical Systems, Inc.	1.8%
Artivion, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Equipment ETF to the State Street® SPDR® S&P® Health Care Equipment ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Equipment ETF to the State Street® SPDR® S&P® Health Care Equipment ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033547
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Health Care Services ETF
Trading Symbol	XHS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Health Care Services ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Health Care Services ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[58]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 89,789,114
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$89,789,114 Number of Portfolio Holdings61 Portfolio Turnover Rate23%
Holdings [Text Block]

Top Industries

Industries	%
Health Care Services	46.3%
Health Care Facilities	26.1%
Managed Health Care	18.2%
Health Care Distributors	9.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Molina Healthcare, Inc.	2.2%
Centene Corp.	2.1%
BrightSpring Health Services, Inc.	2.1%
Cigna Group	2.1%
Alignment Healthcare, Inc.	2.1%
Cardinal Health, Inc.	2.1%
Acadia Healthcare Co., Inc.	2.1%
Brookdale Senior Living, Inc.	2.1%
Elevance Health, Inc.	2.1%
Progyny, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Services ETF to the State Street® SPDR® S&P® Health Care Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Services ETF to the State Street® SPDR® S&P® Health Care Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000027707
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Homebuilders ETF
Trading Symbol	XHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Homebuilders ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Homebuilders ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[59]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,621,611,090
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,621,611,090 Number of Portfolio Holdings37 Portfolio Turnover Rate14%
Holdings [Text Block]

Top Industries

Industries	%
Homebuilding	48.9%
Building Products	33.9%
Homefurnishing Retail	7.0%
Home Improvement Retail	6.8%
Home Furnishings	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Wayfair, Inc., Class A	3.7%
Johnson Controls International PLC	3.6%
Masco Corp.	3.5%
Allegion PLC	3.4%
Carrier Global Corp.	3.4%
Cavco Industries, Inc.	3.4%
Home Depot, Inc.	3.4%
Lowe's Cos., Inc.	3.4%
Trane Technologies PLC	3.4%
Toll Brothers, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Homebuilders ETF to the State Street® SPDR® S&P® Homebuilders ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Homebuilders ETF to the State Street® SPDR® S&P® Homebuilders ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019032
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Insurance ETF
Trading Symbol	KIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Insurance ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Insurance ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[60]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 583,133,974
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$583,133,974 Number of Portfolio Holdings56 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Industries

Industries	%
Property & Casualty Insurance	55.7%
Life & Health Insurance	21.8%
Insurance Brokers	15.0%
Reinsurance	7.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Palomar Holdings, Inc.	2.1%
Assurant, Inc.	2.0%
Baldwin Insurance Group, Inc.	1.9%
Skyward Specialty Insurance Group, Inc.	1.9%
Arthur J Gallagher & Co.	1.9%
Everest Group Ltd.	1.9%
Axis Capital Holdings Ltd.	1.9%
Selective Insurance Group, Inc.	1.9%
RenaissanceRe Holdings Ltd.	1.9%
Hartford Insurance Group, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Insurance ETF to the State Street® SPDR® S&P® Insurance ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Insurance ETF to the State Street® SPDR® S&P® Insurance ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000205413
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho Clean Power ETF
Trading Symbol	CNRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Clean Power ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho Clean Power ETF	$29	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.45%	[61]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 186,647,834
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$186,647,834 Number of Portfolio Holdings45 Portfolio Turnover Rate19%
Holdings [Text Block]

Top Ten Industries

Industries	%
Electrical Equipment	37.1%
Semiconductors & Semiconductor Equipment	18.5%
Electric Utilities	10.4%
Independent Power Producers & Energy Traders	10.0%
Construction & Engineering	7.5%
Multi-Utilities	2.9%
Machinery	2.8%
Diversified Consumer Services	2.2%
Automobiles	2.2%
Building Products	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
T1 Energy, Inc.	3.1%
Array Technologies, Inc.	3.0%
AES Corp.	3.0%
Sunrun, Inc.	2.9%
Avista Corp.	2.9%
First Solar, Inc.	2.9%
Shoals Technologies Group, Inc., Class A	2.8%
NextEra Energy, Inc.	2.8%
Energy Vault Holdings, Inc.	2.8%
JinkoSolar Holding Co. Ltd.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Clean Power ETF to the State Street® SPDR® S&P Kensho Clean Power ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Clean Power ETF to the State Street® SPDR® S&P Kensho Clean Power ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000205414
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho Final Frontiers ETF
Trading Symbol	ROKT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Final Frontiers ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho Final Frontiers ETF	$26	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.45%	[62]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 41,650,569
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$41,650,569 Number of Portfolio Holdings37 Portfolio Turnover Rate14%
Holdings [Text Block]

Top Industries

Industries	%
Aerospace & Defense	57.4%
Professional Services	11.3%
Electronic Equipment, Instruments & Components	9.5%
Energy Equipment & Services	5.9%
Machinery	5.2%
Industrial Conglomerates	3.4%
Diversified Telecommunication Services	3.1%
Semiconductors & Semiconductor Equipment	2.1%
Communications Equipment	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Planet Labs PBC	5.1%
Intuitive Machines, Inc.	4.6%
Rocket Lab Corp.	4.1%
Boeing Co.	3.7%
RTX Corp.	3.5%
HEICO Corp.	3.5%
Lockheed Martin Corp.	3.5%
Northrop Grumman Corp.	3.4%
L3Harris Technologies, Inc.	3.4%
Moog, Inc., Class A	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Final Frontiers ETF to the State Street® SPDR® S&P Kensho Final Frontiers ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Final Frontiers ETF to the State Street® SPDR® S&P Kensho Final Frontiers ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000195383
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho Future Security ETF
Trading Symbol	FITE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Future Security ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho Future Security ETF	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[63]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 92,959,662
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$92,959,662 Number of Portfolio Holdings79 Portfolio Turnover Rate14%
Holdings [Text Block]

Top Ten Industries

Industries	%
Aerospace & Defense	30.1%
Software	28.6%
Electronic Equipment, Instruments & Components	11.6%
Communications Equipment	7.3%
Professional Services	5.9%
IT Services	4.1%
Machinery	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Energy Equipment & Services	2.4%
Life Sciences Tools & Services	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Planet Labs PBC	2.2%
Rocket Lab Corp.	1.7%
Vuzix Corp.	1.7%
Elbit Systems Ltd.	1.6%
Boeing Co.	1.6%
RTX Corp.	1.5%
HEICO Corp.	1.5%
Lockheed Martin Corp.	1.5%
Ducommun, Inc.	1.5%
L3Harris Technologies, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Future Security ETF to the State Street® SPDR® S&P Kensho Future Security ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Future Security ETF to the State Street® SPDR® S&P Kensho Future Security ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000195381
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho Intelligent Structures ETF
Trading Symbol	SIMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Intelligent Structures ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho Intelligent Structures ETF	$25	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%	[64]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 7,968,060
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$7,968,060 Number of Portfolio Holdings45 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Ten Industries

Industries	%
Electrical Equipment	13.8%
Electronic Equipment, Instruments & Components	13.1%
Machinery	13.0%
Building Products	8.2%
Software	7.2%
Commercial Services & Supplies	6.2%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.7%
Chemicals	3.2%
Diversified Consumer Services	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Johnson Controls International PLC	3.2%
Veralto Corp.	3.2%
Hawkins, Inc.	3.2%
ADT, Inc.	3.1%
Resideo Technologies, Inc.	3.1%
Pentair PLC	3.1%
Tetra Tech, Inc.	3.1%
Shoals Technologies Group, Inc., Class A	3.1%
Xylem, Inc.	3.1%
Badger Meter, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Intelligent Structures ETF to the State Street® SPDR® S&P Kensho Intelligent Structures ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Intelligent Structures ETF to the State Street® SPDR® S&P Kensho Intelligent Structures ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000205415
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho New Economies Composite ETF
Trading Symbol	KOMP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho New Economies Composite ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho New Economies Composite ETF	$11	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[65]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,404,772,132
Holdings Count | Holding	486
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,404,772,132 Number of Portfolio Holdings486 Portfolio Turnover Rate51%
Holdings [Text Block]

Top Ten Industries

Industries	%
Aerospace & Defense	11.5%
Software	11.1%
Electronic Equipment, Instruments & Components	8.5%
Semiconductors & Semiconductor Equipment	7.0%
Machinery	6.5%
Electrical Equipment	6.4%
Biotechnology	5.1%
Health Care Equipment & Supplies	3.7%
Interactive Media & Services	3.6%
Professional Services	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Elbit Systems Ltd.	1.3%
AeroVironment, Inc.	1.2%
Bruker Corp.	1.0%
Teledyne Technologies, Inc.	1.0%
Parsons Corp.	1.0%
Vuzix Corp.	0.9%
PTC, Inc.	0.9%
Ondas Holdings, Inc.	0.8%
Leidos Holdings, Inc.	0.8%
Energy Vault Holdings, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho New Economies Composite ETF to the State Street® SPDR® S&P Kensho New Economies Composite ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho New Economies Composite ETF to the State Street® SPDR® S&P Kensho New Economies Composite ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000195382
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P Kensho Smart Mobility ETF
Trading Symbol	HAIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P Kensho Smart Mobility ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P Kensho Smart Mobility ETF	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[66]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 19,974,319
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$19,974,319 Number of Portfolio Holdings87 Portfolio Turnover Rate20%
Holdings [Text Block]

Top Ten Industries

Industries	%
Auto Components	19.9%
Automobiles	15.5%
Semiconductors & Semiconductor Equipment	13.0%
Electronic Equipment, Instruments & Components	11.7%
Machinery	8.5%
Electrical Equipment	7.1%
Aerospace & Defense	5.4%
Ground Transportation	5.1%
Software	5.0%
Communications Equipment	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Kodiak AI, Inc.	1.9%
Unusual Machines, Inc.	1.7%
Rivian Automotive, Inc., Class A	1.6%
Hesai Group ADR	1.6%
Dana, Inc.	1.5%
Garrett Motion, Inc.	1.5%
BorgWarner, Inc.	1.5%
XPeng, Inc.	1.5%
American Axle & Manufacturing Holdings, Inc.	1.5%
NVIDIA Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Smart Mobility ETF to the State Street® SPDR® S&P Kensho Smart Mobility ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P Kensho Smart Mobility ETF to the State Street® SPDR® S&P Kensho Smart Mobility ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033549
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Metals & Mining ETF
Trading Symbol	XME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Metals & Mining ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Metals & Mining ETF	$22	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.35%	[67]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,290,815,095
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,290,815,095 Number of Portfolio Holdings37 Portfolio Turnover Rate24%
Holdings [Text Block]

Top Industries

Industries	%
Steel	34.0%
Coal & Consumable Fuels	18.9%
Gold	16.0%
Diversified Metals & Mining	11.6%
Aluminum	9.1%
Silver	5.2%
Copper	5.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Alcoa Corp.	5.5%
Coeur Mining, Inc.	5.2%
Hecla Mining Co.	5.2%
Warrior Met Coal, Inc.	5.1%
Freeport-McMoRan, Inc.	5.1%
Royal Gold, Inc.	4.9%
Newmont Corp.	4.9%
Core Natural Resources, Inc.	4.9%
Cleveland-Cliffs, Inc.	4.8%
Reliance, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Metals & Mining ETF to the State Street® SPDR® S&P® Metals & Mining ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Metals & Mining ETF to the State Street® SPDR® S&P® Metals & Mining ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033550
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Oil & Gas Equipment & Services ETF
Trading Symbol	XES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Oil & Gas Equipment & Services ETF	$20	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%	[68]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 259,068,274
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$259,068,274 Number of Portfolio Holdings32 Portfolio Turnover Rate23%
Holdings [Text Block]

Top Industries

Industries	%
Oil & Gas Equipment & Services	71.8%
Oil & Gas Drilling	28.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Kodiak Gas Services, Inc.	4.8%
Archrock, Inc.	4.8%
Halliburton Co.	4.7%
TechnipFMC PLC	4.7%
Weatherford International PLC	4.7%
SLB Ltd.	4.7%
Transocean Ltd.	4.7%
Baker Hughes Co.	4.6%
Patterson-UTI Energy, Inc.	4.6%
NOV, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Equipment & Services ETF to the State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Equipment & Services ETF to the State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033535
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Oil & Gas Exploration & Production ETF
Trading Symbol	XOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Oil & Gas Exploration & Production ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[69]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,780,494,567
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,780,494,567 Number of Portfolio Holdings54 Portfolio Turnover Rate20%
Holdings [Text Block]

Top Industries

Industries	%
Oil, Gas & Consumable Fuels	99.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Venture Global, Inc., Class A	3.1%
Exxon Mobil Corp.	2.8%
Chevron Corp.	2.8%
Gulfport Energy Corp.	2.8%
Occidental Petroleum Corp.	2.7%
Coterra Energy, Inc.	2.7%
ConocoPhillips	2.7%
Texas Pacific Land Corp.	2.7%
Devon Energy Corp.	2.6%
Magnolia Oil & Gas Corp., Class A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Exploration & Production ETF to the State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Exploration & Production ETF to the State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033537
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pharmaceuticals ETF
Trading Symbol	XPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Pharmaceuticals ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Pharmaceuticals ETF	$21	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.35%	[70]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 227,172,016
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$227,172,016 Number of Portfolio Holdings61 Portfolio Turnover Rate36%
Holdings [Text Block]

Top Industries

Industries	%
Pharmaceuticals	99.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Axsome Therapeutics, Inc.	2.3%
Nuvation Bio, Inc.	2.1%
Xeris Biopharma Holdings, Inc.	2.1%
MBX Biosciences, Inc.	2.0%
EyePoint, Inc.	2.0%
Mind Medicine MindMed, Inc.	2.0%
Eli Lilly & Co.	2.0%
Merck & Co., Inc.	2.0%
Supernus Pharmaceuticals, Inc.	2.0%
Viatris, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Pharmaceuticals ETF to the State Street® SPDR® S&P® Pharmaceuticals ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Pharmaceuticals ETF to the State Street® SPDR® S&P® Pharmaceuticals ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033541
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Regional Banking ETF
Trading Symbol	KRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Regional Banking ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Regional Banking ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[71]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,916,082,346
Holdings Count | Holding	148
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,916,082,346 Number of Portfolio Holdings148 Portfolio Turnover Rate22%
Holdings [Text Block]

Top Industries

Industries	%
Banks	99.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Popular, Inc.	2.0%
First Horizon Corp.	2.0%
Citizens Financial Group, Inc.	1.9%
Zions Bancorp NA	1.9%
Truist Financial Corp.	1.9%
Cadence Bank	1.9%
Wintrust Financial Corp.	1.9%
Regions Financial Corp.	1.9%
Southstate Bank Corp.	1.9%
Huntington Bancshares, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Regional Banking ETF to the State Street® SPDR® S&P® Regional Banking ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Regional Banking ETF to the State Street® SPDR® S&P® Regional Banking ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033538
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Retail ETF
Trading Symbol	XRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Retail ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Retail ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[72]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 486,159,436
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$486,159,436 Number of Portfolio Holdings75 Portfolio Turnover Rate40%
Holdings [Text Block]

Top Industries

Industries	%
Automotive Retail	21.4%
Apparel Retail	21.0%
Other Specialty Retail	20.4%
Broadline Retail	13.1%
Food Retail	11.0%
Consumer Staples Merchandise Retail	10.3%
Computer & Electronics Retail	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Abercrombie & Fitch Co., Class A	1.7%
Build-A-Bear Workshop, Inc.	1.7%
American Eagle Outfitters, Inc.	1.6%
RealReal, Inc.	1.6%
Burlington Stores, Inc.	1.6%
Five Below, Inc.	1.6%
Dollar General Corp.	1.5%
eBay, Inc.	1.5%
Revolve Group, Inc.	1.5%
Murphy USA, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Retail ETF to the State Street® SPDR® S&P® Retail ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Retail ETF to the State Street® SPDR® S&P® Retail ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000027708
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Semiconductor ETF
Trading Symbol	XSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Semiconductor ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Semiconductor ETF	$20	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%	[73]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,583,392,686
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,583,392,686 Number of Portfolio Holdings45 Portfolio Turnover Rate21%
Holdings [Text Block]

Top Industries

Industries	%
Semiconductors	99.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Impinj, Inc.	3.3%
Micron Technology, Inc.	3.2%
NVIDIA Corp.	3.0%
Astera Labs, Inc.	3.0%
First Solar, Inc.	2.9%
ON Semiconductor Corp.	2.9%
Advanced Micro Devices, Inc.	2.9%
Analog Devices, Inc.	2.8%
Universal Display Corp.	2.8%
Texas Instruments, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Semiconductor ETF to the State Street® SPDR® S&P® Semiconductor ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Semiconductor ETF to the State Street® SPDR® S&P® Semiconductor ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000231370
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P SmallCap 600 ESG ETF
Trading Symbol	ESIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P SmallCap 600 ESG ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P SmallCap 600 ESG ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[74]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 7,075,010
Holdings Count | Holding	388
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$7,075,010 Number of Portfolio Holdings388 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	10.1%
Machinery	5.5%
Health Care Equipment & Supplies	4.6%
Electronic Equipment, Instruments & Components	4.6%
Software	4.0%
Building Products	4.0%
Semiconductors & Semiconductor Equipment	3.7%
Biotechnology	3.4%
Specialty Retail	3.4%
Household Durables	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Arrowhead Pharmaceuticals, Inc.	0.9%
Armstrong World Industries, Inc.	0.9%
InterDigital, Inc.	0.8%
Sanmina Corp.	0.8%
CareTrust REIT, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
JBT Marel Corp.	0.8%
SiTime Corp.	0.8%
Lincoln National Corp.	0.8%
Lumen Technologies, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P SmallCap 600 ESG ETF to the State Street® SPDR® S&P SmallCap 600 ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On November 12, 2025, at the recommendation of SSGA Funds Management, Inc., the Fund’s investment adviser, the Trust’s Board of Trustees voted to close and liquidate the Fund. The Fund will create and redeem creation units through May 12, 2026, which will also be the last day of trading of the Fund’s shares on its applicable principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about May 18, 2026, the liquidation date of the fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P SmallCap 600 ESG ETF to the State Street® SPDR® S&P SmallCap 600 ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033545
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Software & Services ETF
Trading Symbol	XSW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Software & Services ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Software & Services ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[75]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 441,833,356
Holdings Count | Holding	143
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$441,833,356 Number of Portfolio Holdings143 Portfolio Turnover Rate25%
Holdings [Text Block]

Top Industries

Industries	%
Application Software	70.7%
Systems Software	19.2%
IT Consulting & Other Services	7.9%
Interactive Home Entertainment	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Adeia, Inc.	1.0%
Weave Communications, Inc.	0.8%
Clearwater Analytics Holdings, Inc., Class A	0.8%
Klaviyo, Inc., Class A	0.8%
CCC Intelligent Solutions Holdings, Inc.	0.8%
Gartner, Inc.	0.8%
Nutanix, Inc., Class A	0.8%
Intapp, Inc.	0.8%
Zeta Global Holdings Corp., Class A	0.8%
Alkami Technology, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Software & Services ETF to the State Street® SPDR® S&P® Software & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Software & Services ETF to the State Street® SPDR® S&P® Software & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033539
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Telecom ETF
Trading Symbol	XTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Telecom ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Telecom ETF	$20	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%	[76]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 206,899,590
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$206,899,590 Number of Portfolio Holdings42 Portfolio Turnover Rate34%
Holdings [Text Block]

Top Industries

Industries	%
Communications Equipment	55.5%
Alternative Carriers	17.9%
Integrated Telecommunication Services	16.5%
Wireless Telecommunication Services	10.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Ondas Holdings, Inc.	4.1%
Telephone & Data Systems, Inc.	3.8%
Ciena Corp.	3.7%
T-Mobile U.S., Inc.	3.6%
Motorola Solutions, Inc.	3.6%
Verizon Communications, Inc.	3.6%
AT&T, Inc.	3.6%
Lumentum Holdings, Inc.	3.5%
Frontier Communications Parent, Inc.	3.5%
Applied Optoelectronics, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Telecom ETF to the State Street® SPDR® S&P® Telecom ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Telecom ETF to the State Street® SPDR® S&P® Telecom ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033540
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Transportation ETF
Trading Symbol	XTN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Transportation ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Transportation ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[77]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 154,334,559
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$154,334,559 Number of Portfolio Holdings46 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Industries

Industries	%
Cargo Ground Transportation	32.7%
Airlines	25.5%
Air Freight & Logistics	17.1%
Passenger Ground Transportation	9.1%
Railroads	8.8%
Marine	6.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
United Airlines Holdings, Inc.	2.8%
Southwest Airlines Co.	2.8%
Matson, Inc.	2.7%
FedEx Corp.	2.7%
CH Robinson Worldwide, Inc.	2.7%
Knight-Swift Transportation Holdings, Inc.	2.7%
American Airlines Group, Inc.	2.7%
ArcBest Corp.	2.7%
Werner Enterprises, Inc.	2.7%
Old Dominion Freight Line, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Transportation ETF to the State Street® SPDR® S&P® Transportation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Transportation ETF to the State Street® SPDR® S&P® Transportation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000123372
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Large Cap Low Volatility Index ETF
Trading Symbol	LGLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® US Large Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® US Large Cap Low Volatility Index ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[78]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,111,532,343
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,111,532,343 Number of Portfolio Holdings169 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industries

Industries	%
Insurance	9.9%
Machinery	5.8%
Residential REITs	5.1%
Multi-Utilities	5.0%
Capital Markets	4.5%
Professional Services	3.9%
Specialty Retail	3.7%
Aerospace & Defense	3.4%
Electronic Equipment, Instruments & Components	3.4%
Oil, Gas & Consumable Fuels	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Johnson & Johnson	1.5%
Vulcan Materials Co.	1.4%
Walmart, Inc.	1.3%
Linde PLC	1.2%
PepsiCo, Inc.	1.2%
Amphenol Corp., Class A	1.2%
Corteva, Inc.	1.1%
CME Group, Inc.	1.1%
General Dynamics Corp.	1.1%
Cencora, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Large Cap Low Volatility Index ETF to the State Street® SPDR® US Large Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Large Cap Low Volatility Index ETF to the State Street® SPDR® US Large Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000123373
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Small Cap Low Volatility Index ETF
Trading Symbol	SMLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® US Small Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® US Small Cap Low Volatility Index ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[79]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 199,269,352
Holdings Count | Holding	399
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$199,269,352 Number of Portfolio Holdings399 Portfolio Turnover Rate3%
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	23.5%
Electronic Equipment, Instruments & Components	5.0%
Machinery	3.8%
Professional Services	3.3%
Insurance	3.0%
Health Care Equipment & Supplies	2.9%
Software	2.7%
Pharmaceuticals	2.4%
Financial Services	2.4%
Health Care REITs	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
TXNM Energy, Inc.	0.7%
Phillips Edison & Co., Inc. REIT	0.7%
Northwestern Energy Group, Inc.	0.7%
Argan, Inc.	0.7%
Sensient Technologies Corp.	0.6%
Safety Insurance Group, Inc.	0.6%
Black Hills Corp.	0.6%
City Holding Co.	0.6%
Horace Mann Educators Corp.	0.6%
TTM Technologies, Inc.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Small Cap Low Volatility Index ETF to the State Street® SPDR® US Small Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Small Cap Low Volatility Index ETF to the State Street® SPDR® US Small Cap Low Volatility Index ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000264222
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Ultra Short T-Bill ETF
Trading Symbol	SPTU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Ultra Short T-Bill ETF (the "Fund") for the period of October 8, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Ultra Short T-Bill ETF	$1	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.05%	[80]
AssetsNet	$ 10,505,175
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$10,505,175 Number of Portfolio Holdings42 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	99.9%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.81%, due 02/05/26	5.9%
U.S. Treasury Bills, 3.95%, due 02/19/26	5.1%
U.S. Treasury Bills, 3.72%, due 03/19/26	5.1%
U.S. Treasury Bills, 3.58%, due 02/12/26	3.9%
U.S. Treasury Bills, 3.74%, due 02/26/26	3.9%
U.S. Treasury Bills, 3.73%, due 03/12/26	3.9%
U.S. Treasury Bills, 3.71%, due 03/26/26	3.9%
U.S. Treasury Bills, 3.88%, due 03/05/26	3.8%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.6%
U.S. Treasury Bills, 3.74%, due 02/24/26	3.6%

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